Note 9: Convertible Note Payable	12 Months Ended
Dec. 31, 2015
Notes
Note 9: Convertible Note Payable

NOTE 9: CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITIES

On March 21, 2014, the Company entered into a financing transaction with an accredited investor (“Lender”) under which the Company may borrow up to Nine Hundred Thousand ($900,000) dollars. The transaction was structured as a Convertible Promissory Note (the "Note") bearing interest at the rate of Ten (10%) percent per year. The maturity date was extended from18 months to 60 months as described below.

The Lender has loaned the Company $900,000 through March 31, 2015.  On October 6, 2014, The Lender converted $65,000 of the outstanding principal and associated interest into 5,585,006 common shares.  Additionally, on April 9, 2015, the Lender converted $40,000 of the outstanding principal and associated interest into 4,728,152 common shares.  Again on June 11, 2015 the Lender converted $30,000 of the outstanding principal and associated interest into 4,401,826 common shares. Also, on August 28, 2015 the Lender converted $58,000 of the outstanding principal and associated interest into 4,413,024 common shares.  Again on December 22, 2015 the Lender converted $9,000 of the outstanding principal and associated interest into 5,237,586 common shares. The outstanding principal on this Note is $698,000 and $735,000, at December 31, 2015 and December 31, 2014, respectively.  The current portion of this note payable is $-0- and $435,000, at December 31, 2015 and December 31, 2014, respectively.  The Lender has the right, at any time, at its election, to convert all or part of the Note amount into shares of fully paid and non-assessable shares of common stock of the Company. The conversion price (the “Conversion Price”) shall be the lesser of (a) $0.04 per share of common stock, (b) fifty Percent (50%) of the average of the three (3) lowest trade prices of three (3) separate trading days of Common Stock recorded during the twenty five (25) previous trading days prior to conversion, or (c) the lowest effective price per share granted to any person or entity after the effective date to acquire Common Stock, or adjust, whether by operation of purchase price adjustment, settlement agreements, exchange agreements, reset provision, floating conversion or otherwise, any outstanding warrant, option or other right to acquire Common Stock or outstanding Common Stock equivalents, excluding any outstanding warrants or options that have been disclosed in SEC filings prior to the effective date.

Effective September 21, 2015, we amended our $900,000 note dated March 21, 2014.  The following terms were amended:

Section 1 of the Note is hereby revised and restated in its entirety as follows:

1. Maturity Date. The Maturity Date is eighteen (18) months from the Effective Date of each payment of Consideration (the “Maturity Date”) and is the date upon which the Principal Sum of this Note and unpaid interest and fees (the “Note Amount”) shall be due and payable. The Maturity Date is hereby extended, and the Note Amount is payable upon demand by the Lender, but in no event later than sixty (60) months from the Effective Date (the ”Extended Maturity Date”). The Lender shall provide the Borrower with ten (10) days written notice to make a demand for payment (the “Demand Payment Date”), and the Demand Payment Date shall be considered to be the Extended Maturity Date.

Section 6 of the Note is hereby revised and restated in its entirety as follows:

6.  Payment. The Borrower may not prepay this Note prior to the Maturity Date or the Extended Maturity Date. Within six (6) days prior to the Maturity Date or Extended Maturity Date, the Borrower shall provide the Lender with a written notice to pay the Note Amount on the Maturity Date or Extended Maturity Date. Within three (3) days of receiving written notice, the Lender shall elect to either (a) accept payment of the Note Amount or (b) convert any part of the Note Amount into shares of Common Stock. If the Lender elects to convert part of the Note Amount into shares of Common Stock, then the Borrower shall pay the remaining balance of the Note Amount by the Maturity Date or Extended Maturity Date.” The Borrower may not prepay this Note prior to the Maturity Date or the Extended Maturity Date.”

Section 11 of the Note is hereby revised and restated in its entirety as follows:

11. Remedies.  In the event of any default, the Note Amount shall become immediately due and payable at the Mandatory Default Amount. The Mandatory Default Amount shall be 150% of the Note Amount. Commencing five (5) days after the occurrence of any event of default that results in the eventual acceleration of this Note, the interest rate on the Mandatory Default Amount shall accrue at a default interest rate equal to the lesser of ten percent (10%) per annum or the maximum rate permitted under applicable law. In connection with such acceleration described herein, the Lender need not provide, and the Borrower hereby waives, any presentment, demand, protest or other notice of any kind, and the Lender may immediately and without expiration of any grace period enforce any and all of its rights and remedies hereunder and all other remedies available to it under applicable law. While the Mandatory Default Amount is outstanding and default interest is accruing, the Lender shall have all rights as a holder of this Note until such time as the Lender receives full payment pursuant to this paragraph, or has converted all the remaining Mandatory Default Amount and any other outstanding fees and interest into Common Stock under the terms of this Note. In the event of any default and at the request of the Lender, the Borrower shall file a registration statement with the SEC to register all shares of Common Stock issuable upon conversion of this Note that are otherwise not eligible to have their restrictive transfer legend removed under Rule 144 of the Securities Act. Nothing herein shall limit Lender’s right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the Borrower’s failure to timely deliver certificates representing shares of Common Stock upon conversion of this Note as required pursuant to the terms hereof. The Borrower may only pay the full balance of the Mandatory Default Amount, and may not make partial payments unless agreed upon by the Lender. If the Borrower desires to pay the Mandatory Default Amount, then the Borrower shall provide the Lender with six (6) days prior written notice of payment. Within three (3) days of receiving written notice, the Lender shall elect to either (a) accept payment, or (b) convert any part of the payment into shares of Common Stock. If the Lender elects to convert part of the payment into shares of Common Stock, then the Borrower shall pay the remaining balance of the Mandatory Default Amount.”

The effect of the Addendum is that the Note will remain in full force and effect except as specifically modified by the Addendum.  In the event of a conflict between the Addendum and the Note, the terms of the Addendum will govern.

On March 27, May 6, and June 18, 2015, the Company entered into three financing transactions with an accredited investor ("Lender) which loaned the Company $48,500, $43,000 and $38,000, respectively, on three separate convertible promissory notes totaling $129,500..  On October 1, 2015, The Lender converted $12,000 of the outstanding principal into 779,221 common shares.  Additionally, on October 8, 2015, the Lender converted $15,000 of the outstanding principal into 1,111,111 common shares. Again on October 20, 2015, the Lender converted $15,000 of the outstanding principal into 1,470,488 common shares. Again on October 27, 2015, the Lender converted $6,500 of the outstanding principal and accrued interest into 897,872 common shares. Again on November 16, 2015, the Lender converted $20,000 of the outstanding principal into 2,898,551 common shares. Again on November 24, 2015, the Lender converted $23,000 of the outstanding principal and accrued interest into 3,987,097 common shares. Again on December 28, 2015, the Lender converted $15,000 of the outstanding principal into 6,521,739 common shares.

The current portion of the notes payable is $23,000 and $-0-, at December 31, 2015 and December 31, 2014, respectively. The remaining note matures on March 20, 2016 (the "Maturity Dates") and to pay interest on the unpaid principal balance hereof at the rate of Eight (8%) percent.  The Lender has the right to convert the outstanding principal and interest into common shares after 180 days.  The conversion price will be variable and based on a 42% discount to the market price.  The market price will be the average lowest five trading prices for the common stock during the ten day trading period ending on the latest complete trading day prior to conversion.  The Lender has limited its ability to convert the debt into common shares to no more than 4.99% of the Company’s outstanding common stock.  The Lender can waive this limitation upon 61 days advance notice.  This note is referred to as Note B in the table below.

On May 27, 2015, the Company entered into a financing transaction with an accredited investor ("Lender) which loaned the Company $36,750 on a convertible promissory note.  On December 4, 2015, the Lender converted $4,750 of the outstanding principal and interest into 952,331 common shares. Again on December 18, 2015, the Lender converted $4,000 of the outstanding principal and interest into 1,618,011 common shares. Again on December 28, 2015, the Lender converted $4,000 of the outstanding principal and interest into 1,743,012 common shares.

The current portion of the note payable is $24,000 and $-0-, at December 31, 2015 and December 31, 2014, respectively. The note matures on May 27, 2016 (the "Maturity Date") and to pay interest on the unpaid principal balance hereof at the rate of Eight (8%) percent.  The Lender has the right to convert the outstanding principal and interest into common shares at its option, at any time.  The conversion price will be variable and based on a 40% discount to the market price.  The market price will be the average of the two lowest closing prices for the common stock during the fourteen prior trading days including the day upon which a Notice of Conversion is received by the Company.  This note is referred to as Note C in the table below.

On July 27, 2015, the Company executed a financing transaction dated July 23, 2015 with an accredited investor ("Lender) which loaned the Company $100,000 on a convertible promissory note less an original issue discount (OID) of $8,000.    The OID has an unamortized balance of $4,471 at December 31, 2015.  The current portion of the note payable (net of OID) is $95,529 and $-0-, at December 31, 2015 and December 31, 2014, respectively.  The note matures on July 23, 2016 (the "Maturity Date") and to pay interest on the unpaid principal balance hereof at the rate of Ten (10%) percent.  The Lender has the right to convert the outstanding principal and interest into common shares at its option, at any time.  The conversion price will be variable and based on a 40% discount to the market price.  The market price will be the average of the four lowest trades, tossing out the lowest of the four, for the common stock during the twenty prior trading days to the date of conversion.  The note is referred to as Note D in the table below.

On October 14, 2015, the Company executed a financing transaction with an accredited investor ("Lender) which loaned the Company $37,100 on a convertible promissory note less an original issue discount (OID) of $2,100.  The OID has an unamortized balance of $1,873 at December 31, 2015.  The current portion of the note payable (net of OID) is $35,227 and $-0-, at December 31, 2015 and December 31, 2014, respectively.  The note matures on October 14, 2017 (the "Maturity Date") and to pay interest on the unpaid principal balance hereof at the rate of Eight (8%) percent.  The Lender has the right to convert the outstanding principal and interest into common shares at its option, at any time.  The conversion price will be variable and based on a 42% discount to the market price.  The market price will be the average of the three lowest trading prices for the common stock during the fifteen prior trading days.  This note is referred to as Note E in the table below.

On October 14, 2015, the Company executed a financing transaction with an accredited investor ("Lender) which loaned the Company $37,100 on a convertible promissory note less an original issue discount (OID) of $2,100.  The OID has an unamortized balance of $1,873 at December 31, 2015.  The current portion of the note payable (net of OID) is $35,227 and $-0-, at December 31, 2015 and December 31, 2014, respectively.  The note matures on October 14, 2017 (the "Maturity Date") and to pay interest on the unpaid principal balance hereof at the rate of Eight (8%) percent.  The Lender has the right to convert the outstanding principal and interest into common shares at its option, at any time.  The conversion price will be variable and based on a 42% discount to the market price.  The market price will be the average of the three lowest trading prices for the common stock during the fifteen prior trading days.  This note is referred to as Note F in the table below

CONVERTIBLE NOTES PAYABLE

		Current		Current
	Payable	Portion	Payable	Portion
Description	at 12/31/15	at 12/31/15	at 12/31/14	at 12/31/14
Note A	$ 698,000	$ -	$ 735,000	$ 435,000
Note B	23,000	23,000	-	-
Note C	24,000	24,000	-	-
Note D	95,529	95,529	-	-
Note E	35,227	-	-	-
Note F	35,227	-	-	-
	$ 910,983	$ 142,529	$ 735,000	$ 435,000

Derivative liabilities

Under FASB ASC 815-40 Contracts in Entity’s Own Equity, the Company must review the possible conversion features under the agreement’s variable price conversion options, which create a derivative in the possible settlement choices of the Lender.   As of December 31, 2015, the stock pricing feature for Note A above which provides a 50% discount to the market would have increased the stock necessary to settle the conversion if requested to approximately 417,117,892 shares.  The Company has calculated the value of this additional liability to be $702,369 and has recognized a change of earnings for the effect of such a conversion through December 31, 2015.  Additionally, the conversion features on Notes B, C, D, E and F above would have increased the stock necessary to settle the conversion feature on these Notes to approximately 98,253,949 shares.  The Company has calculated the value of this additional liability to be $123,343 and has recognized a change of earnings for the effect of such a conversion through December 31, 2015.  Total derivative liability was $825,712 and $1,319,188, as of December 31, 2015 and December 31, 2014, respectively.  As of December 31, 2015, the derivative liability is classified as $76,955 under current liabilities and $748,757 under long-term liabilities.  As of December 31, 2014, the derivative liability is classified as $780,744 under current liabilities and $538,444 under long-term liabilities.

Under FASB ASC 505-10 Equity: Overall, the Company must disclose that the settlement alternatives are at the control of the Lender and that there is a potential for an infinite number of shares having to be issued, although the Lender has elected to limit its beneficial ownership to less than five percent unless the Company receives proper notification that the Lender will at any time convert either part or all of the loan to shares.